Balance Sheet - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 377,294	$ 1,178,377
Prepaid expenses	151,334	118,525
Total Current Assets	528,628	1,296,902
Marketable securities held in trust account	414,275,432	414,228,281
Total Assets	414,804,060	415,525,183
Current liabilities
Accrued expenses	1,588,952	1,631,390
Income taxes payable	10,070	10,070
Promissory note – related party	2,586
Total Current Liabilities	1,601,608	1,641,460
FPA Liability	1,650,000	4,225,000
Warrant liability	45,126,600	53,594,000
Deferred underwriting fee payable	14,490,000	14,490,000
Total Liabilities	62,868,208	73,950,460
Commitments and Contingencies
Common stock subject to possible redemption		336,574,720
Stockholders' Equity
Preferred stock	0
Common stock		774
Additional paid-in capital	21,873,075	32,234,102
Accumulated deficit	(16,874,779)	(27,235,908)
Total Stockholders' Equity	5,000,002	5,000,003
Total Liabilities and Stockholders' Equity	414,804,060	415,525,183
Groop Internet Platform Inc [Member]
Current assets
Cash	9,772,000	13,248,000	$ 39,632,000
Accounts receivable	7,580,000	5,914,000	897,000
Other current assets	2,766,000	1,515,000	820,000
Total Current Assets	20,118,000	20,677,000	41,349,000
Property and equipment, net	472,000	175,000	133,000
Restricted long-term bank deposit		0	447,000
Deferred issuance cost	3,440,000	692,000	0
Intangible assets, net	4,755,000	5,195,000	0
Goodwill	6,134,000	6,134,000	0
Total Assets	34,919,000	32,873,000	41,929,000
Current liabilities
Accounts payable	16,830,000	7,901,000	5,340,000
Deferred revenues	8,050,000	5,172,000	3,144,000
Accrued expenses and other current liabilities	7,958,000	7,416,000	1,762,000
Total Current Liabilities	32,838,000	20,489,000	10,246,000
CONVERTIBLE PREFERRED STOCK:
Convertible preferred stock	111,282,000	111,282,000	111,282,000
Stockholders' Equity
Common stock	12,000	11,000	11,000
Additional paid-in capital	12,313,000	9,879,000	6,808,000
Accumulated deficit	(121,526,000)	(108,788,000)	(86,418,000)
Total Stockholders' Equity	(109,201,000)	(98,898,000)	(79,599,000)
Total Liabilities and Stockholders' Equity	34,919,000	32,873,000	$ 41,929,000
Common Class A
Current liabilities
Common stock subject to possible redemption	346,935,850	336,574,720
Stockholders' Equity
Common stock	671	774
Total Stockholders' Equity	671	774
Common Class B
Stockholders' Equity
Common stock	1,035	1,035
Total Stockholders' Equity	$ 1,035	$ 1,035